UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21619
Nuveen Equity Premium Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/06
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Equity Premium Income Fund (JPZ) March 31, 2006

Shares	Description	Value

	Common Stocks - 95.7%

	Aerospace & Defense - 2.3%

71,400	Boeing Company	$5,564,202
100,000	Honeywell International Inc.	4,277,000
2,600	Northrop Grumman Corporation	177,554
32,000	Raytheon Company	1,466,880
89,400	United Technologies Corporation	5,182,518

	Total Aerospace & Defense	16,668,154

	Air Freight & Logistics - 0.3%

29,400	United Parcel Service, Inc., Class B	2,333,772

	Airlines - 0.1%

2,500	AirTrans Holdings, Inc., (1)	45,275
22,200	AMR Corporation-DEL, (1)	600,510
14,800	Continental Airlines, Inc., (1)	398,120
50,400	Northwest Airlines Corporation, (1)	22,680

	Total Airlines	1,066,585

	Auto Components - 0.1%

11,000	American Axle & Manufacturing Holdings, Inc.	188,430
27,900	Lear Corporation	494,667

	Total Auto Components	683,097

	Automobiles - 0.3%

188,200	Ford Motor Company	1,498,072
35,700	General Motors Corporation	759,339

	Total Automobiles	2,257,411

	Beverages - 0.9%

91,100	Coca-Cola Company	3,814,357
40,500	PepsiCo, Inc.	2,340,495

	Total Beverages	6,154,852

	Biotechnology - 0.6%

50,500	Amgen Inc., (1)	3,673,875
2,500	Genentech, Inc., (1)	211,275
4,600	Gilead Sciences, Inc., (1)	286,212

	Total Biotechnology	4,171,362

	Capital Markets - 2.3%

39,400	Charles Schwab Corporation	678,074
19,900	Goldman Sachs Group, Inc.	3,123,504
5,100	Jefferies Group, Inc.	298,350
20,300	Legg Mason, Inc.	2,544,199
26,500	Merrill Lynch & Co., Inc.	2,087,140
96,100	Morgan Stanley	6,037,002
59,100	Waddell & Reed Financial, Inc., Class A	1,365,210

	Total Capital Markets	16,133,479

	Chemicals - 2.8%

116,400	Dow Chemical Company	4,725,840
160,500	E.I. Du Pont de Nemours and Company	6,774,705
40,400	Eastman Chemical Company	2,067,672
47,800	Lubrizol Corporation	2,048,230
42,800	Lyondell Chemical Company	851,720
22,100	NL Industries, Inc.	234,923
86,400	Olin Corporation	1,855,008
91,100	RPM International, Inc.	1,634,334
7,863	Tronox Incorporated, Class B	133,592

	Total Chemicals	20,326,024

	Commercial Banks - 7.0%

3,500	Australia and New Zealand Banking Group Limited, Sponsored ADR	332,220
429,381	Bank of America Corporation	19,554,011
46,900	HSBC Holdings PLC, Sponsored ADR	3,929,282
145,300	Lloyds TSB Group PLC, Sponsored ADR	5,592,597
7,600	National Australia Bank Limited, Sponsored ADR	1,022,580
175,300	U.S. Bancorp.	5,346,650
106,300	Wachovia Corporation	5,958,115
34,100	Washington Mutual, Inc.	1,453,342
100,900	Wells Fargo & Company	6,444,483
1,900	Westpac Banking Corporation	161,443

	Total Commercial Banks	49,794,723

	Commercial Services & Supplies - 1.7%

2,600	Administaff, Inc.	141,336
56,300	Automatic Data Processing, Inc.	2,571,784
3,800	Avery Dennison Corporation	222,224
4,000	Career Education Corporation, (1)	150,920
7,100	Cendant Corporation	123,185
2,000	CheckFree Corp., (1)	101,000
55,100	Deluxe Corporation	1,441,967
4,200	Fair Isaac Corporation	166,404
1,600	ITT Educational Services, Inc., (1)	102,480
3,000	Manpower Inc.	171,540
31,000	Paychex, Inc.	1,291,460
5,800	Priceline.com Incorporated, (1)	144,072
8,500	R.R. Donnelley & Sons Company	278,120
117,800	ServiceMaster Company	1,545,536
37,900	Standard Register Company	587,450
78,600	Synagro Technologies, Inc.	393,000
72,000	Waste Management, Inc.	2,541,600

	Total Commercial Services & Supplies	11,974,078

	Communications Equipment - 2.6%

16,300	ADTRAN, Inc.	426,734
30,600	Avaya Inc., (1)	345,780
61,800	Ciena Corporation, (1)	321,978
263,500	Cisco Systems, Inc., (1)	5,710,045
68,200	Corning Incorporated, (1)	1,835,262
95,000	JDS Uniphase Corporation, (1)	396,150
149,100	Motorola, Inc.	3,415,881
118,300	QUALCOMM Inc.	5,987,163

	Total Communications Equipment	18,438,993

	Computers & Peripherals - 2.2%

38,000	Apple Computer, Inc., (1)	2,383,360
61,900	Dell Inc., (1)	1,842,144
129,100	Hewlett-Packard Company	4,247,390
87,100	International Business Machines Corporation (IBM)	7,183,137
13,700	McAfee Inc., (1)	333,321

	Total Computers & Peripherals	15,989,352

	Containers & Packaging - 0.7%

9,900	Chesapeake Corporation	137,412
49,300	Packaging Corp of America	1,106,292
106,700	Sonoco Products Company	3,613,929

	Total Containers & Packaging	4,857,633

	Diversified Financial Services - 5.9%

16,900	A. G. Edwards, Inc.	842,634
32,300	AllianceBernstein Holding Limited Partnership	2,139,875
12,000	American Express Company	630,600
8,700	Chicago Merchantile Exchange	3,893,250
458,000	Citigroup Inc.	21,631,340
11,400	Gladstone Capital Corporation	245,670
314,050	JPMorgan Chase & Co.	13,077,042

	Total Diversified Financial Services	42,460,411

	Diversified Telecommunication Services - 4.0%

359,379	AT&T Inc.	9,717,608
183,600	BellSouth Corporation	6,361,740
220,900	Citizens Communications Company	2,931,343
104,987	Sprint Nextel Corporation	2,712,864
11,600	Telstra Corporation Limited, ADR	155,556
192,900	Verizon Communications Inc.	6,570,174

	Total Diversified Telecommunication Services	28,449,285

	Electric Utilities - 1.6%

27,000	Ameren Corporation	1,345,140
20,900	Consolidated Edison, Inc.	909,150
21,900	DPL Inc.	591,300
72,700	Duquesne Light Holdings Inc.	1,199,550
93,800	Great Plains Energy Incorporated	2,640,470
60,600	OGE Energy Corp.	1,757,400
80,800	Pepco Holdings, Inc.	1,841,432
32,400	Progress Energy, Inc.	1,424,952

	Total Electric Utilities	11,709,394

	Electrical Equipment - 1.1%

10,800	American Power Conversion Corporation	249,588
61,200	Emerson Electric Co.	5,118,156
30,600	Hubbell Incorporated, Class B	1,568,556
13,800	Rockwell Automation, Inc.	992,358

	Total Electrical Equipment	7,928,658

	Electronic Equipment & Instruments - 0.1%

33,800	Gentex Corporation	590,148
5,700	Parker Hannifin Corporation	459,477

	Total Electronic Equipment & Instruments	1,049,625

	Energy Equipment & Services - 2.3%

21,300	Diamond Offshore Drilling, Inc.	1,906,350
29,900	ENSCO International Incorporated	1,538,355
55,800	Halliburton Company	4,074,516
2,000	National-Oilwell Varco Inc., (1)	128,240
11,600	Patterson-UTI Energy, Inc.	370,736
39,600	Schlumberger Limited	5,012,172
17,600	Smith International, Inc.	685,696
46,500	Tidewater Inc.	2,568,195
3,000	Transocean Inc., (1)	240,900

	Total Energy Equipment & Services	16,525,160

	Food & Staples Retailing - 1.5%

100,200	Albertson’s, Inc.	2,572,134
4,800	Longs Drug Stores Corporation	222,144
10,000	Walgreen Co.	431,300
133,600	Wal-Mart Stores, Inc.	6,311,264
13,400	Whole Foods Market, Inc.	890,296

	Total Food & Staples Retailing	10,427,138

	Food Products - 0.5%

72,500	ConAgra Foods, Inc.	1,555,850
109,400	Sara Lee Corporation	1,956,072

	Total Food Products	3,511,922

	Gas Utilities - 1.5%

28,200	AGL Resources Inc.	1,016,610
141,200	Atmos Energy Corporation	3,717,796
18,200	KeySpan Corporation	743,834
81,800	Nicor Inc.	3,236,008
65,700	Peoples Energy Corporation	2,341,548

	Total Gas Utilities	11,055,796

	Health Care Equipment & Supplies - 0.6%

35,700	Baxter International Inc.	1,385,517
1,300	Cardinal Health, Inc.	96,876
15,600	Guidant Corporation	1,217,736
28,900	Medtronic, Inc.	1,466,675

	Total Health Care Equipment & Supplies	4,166,804

	Health Care Providers & Services - 1.7%

18,000	Aetna Inc.	884,520
21,800	Caremark Rx, Inc., (1)	1,072,124
15,450	Coventry Health Care, Inc., (1)	833,991
8,900	HCA, Inc.	407,531
7,000	Humana Inc., (1)	368,550
6,700	Mentor Corporation	303,577
2,100	Omnicare, Inc.	115,479
92,170	UnitedHealth Group Incorporated	5,148,616
7,900	Universal Health Services, Inc., Class B	401,241
36,800	Wellpoint Inc., (1)	2,849,424

	Total Health Care Providers & Services	12,385,053

	Hotels, Restaurants & Leisure - 0.7%

23,300	GTECH Holdings Corporation	793,365
28,800	International Game Technology	1,014,336
86,900	McDonald’s Corporation	2,985,884

	Total Hotels, Restaurants & Leisure	4,793,585

	Household Durables - 1.5%

3,400	Black & Decker Corporation	295,426
10,100	Lennar Corporation, Class A	609,838
27,900	Maytag Corporation	595,107
107,400	Newell Rubbermaid Inc.	2,705,406
12,400	Snap-on Incorporated	472,688
25,600	Stanley Works	1,296,896
106,700	Tupperware Corporation	2,196,953
26,600	Whirlpool Corporation	2,433,102

	Total Household Durables	10,605,416

	Household Products - 2.2%

53,200	Colgate-Palmolive Company	3,037,720
216,287	Procter & Gamble Company	12,462,457

	Total Household Products	15,500,177

	Industrial Conglomerates - 4.9%

64,800	3M Co.	4,904,712
754,300	General Electric Company	26,234,554
27,800	Genuine Parts Company	1,218,474
7,400	Tomkins PLC, Sponsored ADR	174,418
95,500	Tyco International Ltd.	2,567,040

	Total Industrial Conglomerates	35,099,198

	Insurance - 3.4%

36,800	Allstate Corporation	1,917,648
144,400	American International Group, Inc.	9,543,396
64,300	Arthur J. Gallagher & Co.	1,788,183
30,700	Converium Holding AG, ADR, (1)	190,954
35,200	Fidelity National Financial, Inc.	1,250,656
12,500	Hartford Financial Services Group, Inc.	1,006,875
1,500	Jefferson-Pilot Corporation	83,910
42,100	Lincoln National Corporation	2,298,239
76,500	Marsh & McLennan Companies, Inc.	2,246,040
19,200	Mercury General Corporation	1,054,080
57,800	Unitrin, Inc.	2,688,278
8,300	XL Capital Ltd, Class A	532,113

	Total Insurance	24,600,372

	Internet & Catalog Retail - 0.2%

23,200	Amazon.com, Inc., (1)	847,032
9,437	Expedia, Inc., (1)	191,288
9,437	IAC/InterActiveCorp., (1)	278,108

	Total Internet & Catalog Retail	1,316,428

	Internet Software & Services - 1.3%

56,000	eBay Inc., (1)	2,187,360
8,200	F5 Networks, Inc., (1)	594,418
5,900	Google Inc., Class A, (1)	2,301,000
110,000	United Online, Inc.	1,414,600
93,700	Yahoo! Inc., (1)	3,022,762

	Total Internet Software & Services	9,520,140

	IT Services - 0.1%

2,050	FactSet Research Systems Inc.	90,918
8,900	WebEx Communications, Inc., (1)	299,663

	Total IT Services	390,581

	Leisure Equipment & Products - 0.2%

20,400	Eastman Kodak Company	580,176
58,700	Mattel, Inc.	1,064,231

	Total Leisure Equipment & Products	1,644,407

	Machinery - 1.7%

24,100	Briggs & Stratton Corporation	852,417
75,600	Caterpillar Inc.	5,428,836
1,000	Cummins Inc.	105,100
5,000	Deere & Company	395,250
1,000	Eaton Corporation	72,970

Shares	Description	Value

13,600	Graco Inc.	617,848
1,600	Illinois Tool Works Inc.	154,096
11,800	Ingersoll-Rand Company - Class A	493,122
17,100	Pentair, Inc.	696,825
59,400	SPX Corporation	3,173,148
12,000	Timken Company	387,240

	Total Machinery	12,376,852

	Media - 1.1%

2,800	Clear Channel Communications, Inc.	81,228
13,000	Omnicom Group Inc.	1,082,250
232,700	Regal Entertainment Group, Class A	4,377,087
2,700	Reuters Group PLC, Sponsored ADR	111,132
78,100	Sirius Satellite Radio Inc., (1)	396,748
5,600	ValueClick, Inc., (1)	94,752
6,350	Viacom Inc., Class B, (1)	246,380
48,000	Walt Disney Company	1,338,720
4,700	Westwood One, Inc.	51,888

	Total Media	7,780,185

	Metals & Mining - 1.0%

40,200	Alcoa Inc.	1,228,512
14,400	CONSOL Energy Inc.	1,067,904
1,300	Freeport-McMoRan Copper & Gold, Inc.	77,701
16,000	Nucor Corporation	1,676,640
2,600	Phelps Dodge Corporation	209,378
25,200	Southern Copper Corporation	2,128,896
6,900	USEC Inc.	83,145
50,800	Worthington Industries, Inc.	1,019,048

	Total Metals & Mining	7,491,224

	Multiline Retail - 0.7%

19,001	Federated Department Stores, Inc.	1,387,073
1,700	J.C. Penney Company, Inc.	102,697
55,400	Nordstrom, Inc.	2,170,572
7,900	Sears Holding Corporation, (1)	1,044,696

	Total Multiline Retail	4,705,038

	Multi-Utilities - 1.5%

125,900	Duke Energy Corporation	3,669,985
28,500	National Fuel Gas Company	932,520
10,400	National Grid PLC, Sponsored ADR	516,152
49,100	ONEOK, Inc.	1,583,475
32,100	Public Service Enterprise Group Incorporated	2,055,684
59,600	United Utilities PLC, Sponsored ADR	1,445,300
10,700	Vectren Corporation	282,266

	Total Multi-Utilities	10,485,382

	Oil, Gas & Consumable Fuels - 6.5%

7,000	Burlington Resources Inc.	643,370
6,700	Chesapeake Energy Corporation	210,447
151,900	ChevronTexaco Corporation	8,805,643
59,700	ConocoPhillips	3,770,055
8,000	EOG Resources, Inc.	576,000
437,600	Exxon Mobil Corporation	26,632,336
39,000	Kerr-McGee Corporation	3,723,720
700	Occidental Petroleum Corporation	64,855
4,700	Royal Dutch Shell PLC, Class A, ADR	292,622
25,600	Valero Energy Corporation	1,530,368

	Total Oil, Gas & Consumable Fuels	46,249,416

	Paper & Forest Products - 0.0%

2,900	Potlatch Corporation	124,236

	Pharmaceuticals - 8.1%

111,700	Abbott Laboratories	4,743,899
350,400	Bristol-Myers Squibb Company	8,623,344
78,800	Eli Lilly and Company	4,357,640
36,200	GlaxoSmithKline PLC, ADR	1,893,622
207,300	Johnson & Johnson	12,276,306
254,400	Merck & Co. Inc.	8,962,512
531,200	Pfizer Inc.	13,237,504
36,000	Schering-Plough Corporation	683,640
67,600	Wyeth	3,279,952

	Total Pharmaceuticals	58,058,419

	Real Estate - 2.4%

71,800	American Financial Realty Trust	836,470
57,700	American Home Mortgage Investment Corp.	1,800,817
24,700	Brandywine Realty Trust	784,472
154,100	Crescent Real Estate Equities Company	3,246,887
19,900	Equity Office Properties Trust	668,242
45,300	First Industrial Realty Trust, Inc.	1,933,857
19,800	Health Care REIT, Inc.	754,380
117,900	HRPT Properties Trust	1,384,146
3,500	Liberty Property Trust	165,060
5,100	Mills Corp.	142,800
42,500	Nationwide Health Properties, Inc.	913,750
29,800	New Century Financial Corporation	1,371,396
55,300	Newcastle Investment Corporation	1,322,776
11,700	Reckson Associates Realty Corporation	536,094
27,000	Senior Housing Properties Trust	488,700
55,400	Trustreet Properties, Inc.	841,526

	Total Real Estate	17,191,373

	Semiconductors & Equipment - 3.2%

28,500	Advanced Micro Devices, Inc., (1)	945,060
35,500	Analog Devices, Inc.	1,359,295
97,200	Applied Materials, Inc.	1,701,972
45,300	Broadcom Corporation, Class A, (1)	1,955,148
419,700	Intel Corporation	8,121,195
9,700	Intersil Holding Corporation, Class A	280,524
8,000	KLA-Tencor Corporation	386,880
6,600	Lam Research Corporation, (1)	283,800
13,300	Linear Technology Corporation	466,564
17,400	Maxim Integrated Products, Inc.	646,410
34,300	Microchip Technology Incorporated	1,245,090
24,800	National Semiconductor Corporation	690,432
9,900	NVIDIA Corporation, (1)	566,874
4,100	Omnivision Technologies, Inc., (1)	123,820
100	Silicon Laboratories Inc., (1)	5,495
115,500	Texas Instruments Incorporated	3,750,285
13,200	Xilinx, Inc.	336,072

	Total Semiconductors & Equipment	22,864,916

	Software - 3.7%

38,852	Adobe Systems Incorporated	1,356,712
11,400	Autodesk, Inc.	439,128
34,800	BEA Systems, Inc., (1)	456,924
18,500	Cognizant Technology Solutions Corporation, Class A, (1)	1,100,565
6,600	Electronic Arts Inc. (EA), (1)	361,152
9,800	Internet Security Systems, Inc., (1)	235,004
640,200	Microsoft Corporation	17,419,842
251,177	Oracle Corporation, (1)	3,438,627
6,100	Red Hat, Inc., (1)	170,678
300	Salesforce.com, Inc. (1)	10,899
36,424	Symantec Corporation, (1)	613,016
21,500	VeriSign, Inc., (1)	515,785

	Total Software	26,118,332

	Specialty Retail - 3.2%

33,100	Abercrombie & Fitch Co., Class A	1,929,730
31,800	American Eagle Outfitters, Inc.	949,548
53,700	Best Buy Co., Inc.	3,003,441
39,600	Chico’s FAS, Inc., (1)	1,609,344
10,600	Christopher & Banks Corporation	246,026
44,800	Claire’s Stores, Inc.	1,626,688
16,000	Foot Locker, Inc.	382,080
39,400	Gap, Inc.	735,992
146,000	Home Depot, Inc.	6,175,800
68,800	Limited Brands, Inc.	1,682,848
19,800	Lowe’s Companies, Inc.	1,275,912
20,200	Michaels Stores, Inc.	759,116
4,300	Pep Boys - Manny, Moe & Jack	64,973
39,000	Pier 1 Imports, Inc.	452,790
1,900	Ross Stores, Inc.	55,461
500	Sherwin-Williams Company	24,720
20,300	Talbots, Inc.	545,461
19,700	TJX Companies, Inc.	488,954
6,000	Tuesday Morning Corporation	138,540
17,600	Urban Outfitters, Inc., (1)	431,904

	Total Specialty Retail	22,579,328

	Textiles, Apparel & Luxury Goods - 0.0%

2,600	Coach, Inc., (1)	89,908

	Thrifts & Mortgage Finance - 0.7%

9,700	Capitol Federal Financial	313,310
10,600	Countrywide Financial Corporation	389,020
22,900	Fannie Mae	1,177,060
166,000	New York Community Bancorp, Inc.	2,908,320

	Total Thrifts & Mortgage Finance	4,787,710

	Tobacco - 2.7%

219,700	Altria Group, Inc.	15,567,942
19,000	Loews Corp — Carolina Group	898,130
16,100	Reynolds American Inc.	1,698,550
4,300	UST Inc.	178,880
64,785	Vector Group Ltd.	1,234,802

	Total Tobacco	19,578,304

	Transportation Infrastructure - 0.0%

7,100	Stolt-Nielsen S.A., Sponsored ADR	217,970

	Total Common Stocks (cost $610,413,356)	684,687,658

		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value

	Put Options - 0.1%

1,042	S&P 500 Index	$122,435,000	4/22/06	$1175	$41,680
809	S&P 500 Index	93,035,000	5/20/06	1150	88,990
768	S&P 500 Index	90,240,000	5/20/06	1175	122,880
1,259	S&P 500 Index	151,080,000	5/20/06	1200	302,160
802	S&P 500 Index	94,235,000	6/17/06	1175	248,620
530	S&P 500 Index	63,600,000	6/17/06	1200	243,800

5,210	Total Put Options (cost $2,123,985)	614,625,000			1,048,130

Principal
Amount (000)	Description	Coupon	Maturity		Value

	Short-Term Investments - 6.4%

$45,527	Repurchase Agreement with State Street Bank, dated 3/31/06, repurchase price $45,543,062, collateralized by $37,240,000 U.S. Treasury Notes, 6.500%, due 2/15/10 value $39,707,150	4.250%	4/03/06		$45,526,938

	Total Short-Term Investments (cost $45,526,938)				45,526,938

	Total Investments (cost $658,064,279) – 102.2%				731,262,726

		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value

	Call Options - (2.4)% (2)

(679)	S&P 500 Index	$(84,875,000)	4/22/06	$1250	$(3,371,235)
(1,401)	S&P 500 Index	(178,627,500)	4/22/06	1275	(3,915,795)
(662)	S&P 500 Index	(86,060,000)	4/22/06	1300	(761,300)
(560)	S&P 500 Index	(70,000,000)	5/20/06	1250	(3,144,400)
(1,239)	S&P 500 Index	(157,972,500)	5/20/06	1275	(4,491,375)
(669)	S&P 500 Index	(86,970,000)	5/20/06	1300	(1,338,000)

(5,210)	Total Call Options (premiums received $19,211,381)	(664,505,000)			(17,022,105)

	Other Assets Less Liabilities - 0.2%				1,037,034

	Net Assets - 100%				$715,277,655

(1)	Non-income producing.

(2)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options.

(3)	For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by the Strike Price multiplied by 100.

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of income on REIT investments and to timing differences in recognizing certain gains and losses on investment transactions.

At March 31, 2006, the cost of investments was $658,064,385.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2006, were as follows:

Gross unrealized:
Appreciation	$88,917,956
Depreciation	(15,719,615)

Net unrealized appreciation (depreciation) of investments	$73,198,341

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Equity Premium Income Fund

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date May 30, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2006

*	Print the name and title of each signing officer under his or her signature.